Nature of Operations	6 Months Ended
Jun. 30, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Guardforce AI Co., Limited (“Guardforce”) is a company that was incorporated, and is domiciled, in the Cayman Islands under the Cayman Islands Companies Act on April 20, 2018. The Company’s ordinary shares and warrants are listed under the symbol “GFAI” and “GFAIW”, respectively, on the Nasdaq Capital Market upon the completion of an initial public offering on September 28, 2021.

The following diagram illustrates the Company’s legal entity ownership structure as of June 30, 2025: